Deferred Revenue - Toroparu (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2022 USD ($)
Contract Liabilities [Line Items]
Non-current deferred revenue	$ 147,383	$ 143,052
WPMI
Contract Liabilities [Line Items]
Required up-front payments	153,500
Toroparu
Contract Liabilities [Line Items]
Funding that has been received	15,500
Commitment to provide funding	138,000
Toroparu | WPMI
Contract Liabilities [Line Items]
Up-front payment that is not convertible to debt, or refundable	$ 2,000
Toroparu | Gold | WPMI
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased	10.00%
Election to change purchase agreement, updated required purchase commitment	0.909%
Prince of mineral (USD per ounce) | $ / Ounce	400
Purchase agreement, annual price increase, percent	1.00%
Toroparu | Silver in dore | WPMI
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased	50.00%
Election to change purchase agreement, updated required purchase commitment	0.00%
Prince of mineral (USD per ounce) | $ / Ounce	3.90
Purchase agreement, annual price increase, percent	1.00%